Description of Business and Summary of Significant Accounting Policies - Schedule of Fair Value Measurement (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment	$ 42,914	$ 42,716
Assets	42,914	42,716
Level 1 [Member]
Investment
Assets
Level 2 [Member]
Investment
Assets
Level 3 [Member]
Investment	42,914	42,716
Assets	$ 42,914	$ 42,716